October 6, 2011

Maryse Mills-Apentang
US Securities and Exchange Commission
Washington, DC 20549

Re:	Micro Imaging Technology, Inc.
Preliminary Proxy Statement on Schedule 14A
Filed August 25, 2011
File Number: 000-16416

Dear Ms. Mills-Apentang:

In response to your Comment Letter of September 2, 2011, concerning the Preliminary Proxy Statement of Micro Imaging Technology, please note that:

1.
The company has modified and amplified the disclosure concerning each of the two candidates to add additional information as to their qualifications and abilities relevant to the position of director being voted upon.

2.	The Summary Compensation Table has been updated; and

3.	An Amended 10K will be filed once this Preliminary Proxy Statement is satisfactorily processed through the system.

Thank you for your inputs and your advice to our officers, graciously delivered in telephonic conversations.

Respectfully,

DIETERICH & MAZAREI

Counsel to Micro Imaging Technology, Inc.